Right to Use Assets and Lease Liability - Schedule of Lease Cost (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Operating Lease Expenses [Member]
Lease expenses	$ 49,505
Operating Lease Expenses [Member]
Lease expenses	36,291
Operating Lease Expenses - Related Party [Member]
Lease expenses	$ 13,092